As filed with the U.S. Securities and Exchange Commission on [6/6/2025]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-21836)

ONEFUND TRUST

(Exact name of registrant as specified in charter)

200 2nd Ave. South # 737, St. Petersburg, FL 33701
(Address of principal executive offices) (Zip code)

Michael G. Willis

200 2nd Ave. South # 737, St. Petersburg, FL 33701
(Name and address of agent for service)

1-844-282-3837

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF
ZZZ (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://cyberhornetetfs.com/. You can also request this information by contacting us at 1-844-282-3837.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	$102	0.98%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-months ended March 31, 2025, ZZZ returned +7.36% based on NAV, and returned +7.46% based on market price. Since its inception on 12/28/23, ZZZ had a return of +22.54% based on NAV, and +22.18% based on market price. During the same periods the S&P 500® and S&P 500® Bitcoin Futures 75/25 Blend Index’s returns were +15.11% and +27.06%, respectively. The performance of the Fund relative to its index showed tracking error due to our trading process, our cash management process, and the expenses and trading costs of the Fund.
Some of the factors influencing the performance of the portfolio were strong corporate earnings by the “Magnificent 7” tech companies such as Apple, Microsoft, and Amazon. AI technology continued to influence the markets during the period with companies like  TSLA & Nvidia leading the way. During the first quarter of 2025, markets sold off in part as a reaction to uncertainty due to aggressive tariff policies and trade wars. However, the U.S. economy demonstrated resilience throughout 2024, with strong GDP growth and declining inflation rates, which are factors that contributed to the positive performance during the last 12 months. During the first quarter of 2025, the Bybit exchange suffered a $1.5 billion hack which undermined investor confidence in the security of crypto platforms, likely contributing to an -11% sell-off in Bitcoin during Q1.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	PAGE 1	TSR-AR-45407J409

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2023)
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF NAV	7.36%	22.54%
S&P 500 TR	8.25%	15.11%
S&P 500 and S&P CME Bitcoin Futures Index 75/25 Blend Index	10.66%	27.06%
Visit  https://cyberhornetetfs.com/ for more recent performance information.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$5,015,301
Number of Holdings	487
Total Advisory Fees Paid	$30,678
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top Holdings (% of net assets)
Apple, Inc.	5.7%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.9%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc. - Class A	2.2%
Alphabet, Inc. - Class A	1.6%
Berkshire Hathaway, Inc. - Class B	1.5%
Alphabet, Inc. - Class C	1.4%
JPMorgan Chase & Co.	1.3%
Broadcom, Inc.	1.2%
Sector Breakdown (% of net assets)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://cyberhornetetfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF documents not be householded, please contact CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF at 1-844-282-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF or your financial intermediary.
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	PAGE 2	TSR-AR-45407J409

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Lance J. Baller is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2025	FYE 3/31/2024
(a) Audit Fees	$19,950	$19,000
(b) Audit-Related Fees	$ -	$ -
(c) Tax Fees	$7,350	$7,000
(d) All Other Fees	$ -	$ -

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2025	FYE 3/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2025	FYE 3/31/2024
Registrant	$ -	$ -
Registrant’s Investment Adviser	$ -	$ -

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows:

Lance J. Baller

Vijoy P. Chattergy

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

OneFund Trust
CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
Annual Financial Statements and Additional Information
March 31, 2025

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2025

	Shares	Value
COMMON STOCKS - 76.8%
Automobiles & Components - 1.3%
Aptiv PLC(a)	24	$1,428
BorgWarner, Inc.	16	459
Ford Motor Co.	312	3,129
General Motors Co.	112	5,267
Tesla, Inc.(a)	222	57,534
		67,817
Banks - 3.0%
Bank of America Corp.	609	25,414
Citigroup, Inc.	152	10,790
Citizens Financial Group, Inc.	40	1,639
Comerica, Inc.	8	472
Fifth Third Bancorp	56	2,195
Huntington Bancshares, Inc.	112	1,681
JPMorgan Chase & Co.	258	63,287
KeyCorp	72	1,151
M&T Bank Corp.	16	2,860
PNC Financial Services Group, Inc.	32	5,625
Regions Financial Corp.	72	1,565
Truist Financial Corp.	104	4,280
US Bancorp	120	5,066
Wells Fargo & Co.	320	22,973
Zions Bancorp NA	8	399
		149,397
Capital Goods - 4.5%
3M Co.	40	5,874
A.O. Smith Corp.	8	523
Allegion PLC	8	1,044
AMETEK, Inc.	16	2,754
Axon Enterprise, Inc.(a)	8	4,208
Boeing Co.(a)	48	8,186
Builders FirstSource, Inc.(a)	8	1,000
Carrier Global Corp.	64	4,058
Caterpillar, Inc.	46	15,171
Cummins, Inc.	8	2,508
Deere & Co.	24	11,264
Dover Corp.	8	1,405
Eaton Corp. PLC	32	8,699
Emerson Electric Co.	48	5,263
Fastenal Co.	48	3,722
Fortive Corp.	24	1,756
GE Vernova, Inc.	17	5,190
Generac Holdings, Inc.(a)	8	1,013
General Dynamics Corp.	16	4,361
General Electric Co.	98	19,615
Honeywell International, Inc.	56	11,858
Howmet Aerospace, Inc.	32	4,151
Hubbell, Inc.	8	2,647
IDEX Corp.	8	1,448
Illinois Tool Works, Inc.	24	5,952
Ingersoll Rand, Inc.	32	2,561
Johnson Controls International PLC	56	4,486

	Shares	Value
L3Harris Technologies, Inc.	16	$3,349
Lockheed Martin Corp.	16	7,147
Masco Corp.	16	1,113
Nordson Corp.	8	1,614
Northrop Grumman Corp.	8	4,096
Otis Worldwide Corp.	32	3,302
PACCAR, Inc.	40	3,895
Parker-Hannifin Corp.	8	4,863
Pentair PLC	16	1,400
Quanta Services, Inc.	8	2,033
Rockwell Automation, Inc.	8	2,067
RTX Corp.	126	16,690
Snap-on, Inc.	8	2,696
Stanley Black & Decker, Inc.	16	1,230
Textron, Inc.	16	1,156
Trane Technologies PLC	16	5,391
TransDigm Group, Inc.	8	11,066
United Rentals, Inc.	8	5,014
Westinghouse Air Brake Technologies Corp.	16	2,902
Xylem, Inc.	16	1,911
		223,652
Commercial & Professional Services - 1.0%
Amentum Holdings, Inc.(a)	8	146
Automatic Data Processing, Inc.	32	9,777
Broadridge Financial Solutions, Inc.	8	1,940
Cintas Corp.	32	6,577
Copart, Inc.(a)	72	4,074
Dayforce, Inc.(a)	16	933
Equifax, Inc.	8	1,948
Jacobs Solutions, Inc.	8	967
Leidos Holdings, Inc.	8	1,080
Paychex, Inc.	24	3,703
Republic Services, Inc.	16	3,875
Robert Half, Inc.	8	436
Rollins, Inc.	24	1,297
Veralto Corp.	16	1,559
Verisk Analytics, Inc.	8	2,381
Waste Management, Inc.	32	7,408
		48,101
Consumer Discretionary Distribution & Retail - 4.7%
Amazon.com, Inc.(a)	810	154,111
Bath & Body Works, Inc.	16	485
Best Buy Co., Inc.	16	1,178
CarMax, Inc.(a)	16	1,247
eBay, Inc.	40	2,709
Etsy, Inc.(a)	8	377
Genuine Parts Co.	8	953
Home Depot, Inc.	89	32,618
LKQ Corp.	24	1,021
Lowe's Cos., Inc.	48	11,195
O'Reilly Automotive, Inc.(a)	8	11,461

The accompanying notes are an integral part of these consolidated financial statements.

1

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Discretionary Distribution & Retail - (Continued)
Ross Stores, Inc.	24	$3,067
TJX Cos., Inc.	88	10,718
Tractor Supply Co.	40	2,204
		233,344
Consumer Durables & Apparel - 0.4%
DR Horton, Inc.	24	3,051
Garmin Ltd.	16	3,474
Hasbro, Inc.	8	492
Lennar Corp. - Class A	16	1,836
Lululemon Athletica, Inc.(a)	8	2,264
Mohawk Industries, Inc.(a)	8	913
NIKE, Inc. - Class B	96	6,094
PulteGroup, Inc.	16	1,645
Tapestry, Inc.	16	1,127
VF Corp.	24	373
Whirlpool Corp.	8	721
		21,990
Consumer Services - 1.1%
Airbnb, Inc. - Class A(a)	32	3,823
Caesars Entertainment, Inc.(a)	16	400
Carnival Corp.(a)	80	1,563
Darden Restaurants, Inc.	8	1,662
Expedia Group, Inc.	8	1,345
Hilton Worldwide Holdings, Inc.	24	5,461
Las Vegas Sands Corp.	32	1,236
Marriott International, Inc. - Class A	16	3,811
McDonald's Corp.	63	19,679
MGM Resorts International(a)	24	711
Norwegian Cruise Line Holdings Ltd.(a)	32	607
Royal Caribbean Cruises Ltd.	16	3,287
Starbucks Corp.	88	8,632
Wynn Resorts Ltd.	8	668
Yum! Brands, Inc.	24	3,777
		56,662
Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp.	38	35,940
Dollar General Corp.	16	1,407
Dollar Tree, Inc.(a)	16	1,201
Kroger Co.	56	3,791
Sysco Corp.	40	3,001
Target Corp.	40	4,174
Walgreens Boots Alliance, Inc.	56	625
Walmart, Inc.	378	33,185
		83,324
Energy - 2.9%
APA Corp.	24	504
Baker Hughes Co.	80	3,516
Chevron Corp.	152	25,428
ConocoPhillips	106	11,132

	Shares	Value
Coterra Energy, Inc.	56	$1,618
Devon Energy Corp.	48	1,795
Diamondback Energy, Inc.	16	2,558
EOG Resources, Inc.	48	6,156
EQT Corp.	32	1,710
Exxon Mobil Corp.	399	47,453
Halliburton Co.	72	1,827
Hess Corp.	24	3,833
Kinder Morgan, Inc.	152	4,337
Marathon Petroleum Corp.	32	4,662
Occidental Petroleum Corp.	56	2,764
ONEOK, Inc.	48	4,763
Phillips 66	32	3,951
Schlumberger NV	112	4,682
Targa Resources Corp.	16	3,207
Valero Energy Corp.	24	3,170
Williams Cos., Inc.	96	5,737
		144,803
Financial Services - 6.6%
American Express Co.	54	14,529
Ameriprise Financial, Inc.	8	3,873
Bank of New York Mellon Corp.	64	5,368
Berkshire Hathaway, Inc. - Class B(a)	143	76,159
Blackrock, Inc.	8	7,572
Blackstone, Inc.	56	7,828
Capital One Financial Corp.	32	5,738
Cboe Global Markets, Inc.	8	1,810
Charles Schwab Corp.	120	9,393
CME Group, Inc.	32	8,489
Corpay, Inc.(a)	8	2,790
Discover Financial Services	16	2,731
Fidelity National Information Services, Inc.	48	3,585
Fiserv, Inc.(a)	48	10,600
Franklin Resources, Inc.	24	462
Global Payments, Inc.	24	2,350
Goldman Sachs Group, Inc.	26	14,203
Intercontinental Exchange, Inc.	48	8,280
Invesco Ltd.	32	485
Jack Henry & Associates, Inc.	8	1,461
Mastercard, Inc. - Class A	72	39,465
Moody's Corp.	16	7,451
Morgan Stanley	110	12,834
MSCI, Inc.	8	4,524
Nasdaq, Inc.	24	1,821
Northern Trust Corp.	16	1,578
PayPal Holdings, Inc.(a)	88	5,742
Raymond James Financial, Inc.	16	2,222
S&P Global, Inc.	26	13,210
State Street Corp.	24	2,149
Synchrony Financial	32	1,694
T Rowe Price Group, Inc.	16	1,470
Visa, Inc. - Class A	145	50,817
		332,683

The accompanying notes are an integral part of these consolidated financial statements.

2

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food, Beverage & Tobacco - 2.2%
Altria Group, Inc.	136	$8,163
Archer-Daniels-Midland Co.	40	1,920
Brown-Forman Corp. - Class B	16	543
Bunge Global SA	8	611
Campbell Soup Co.	16	639
Coca-Cola Co.	343	24,566
Conagra Brands, Inc.	40	1,067
Constellation Brands, Inc. - Class A	16	2,936
General Mills, Inc.	48	2,870
Hershey Co.	8	1,368
Hormel Foods Corp.	24	743
J M Smucker Co.	8	947
Kellanova	24	1,980
Keurig Dr Pepper, Inc.	80	2,738
Kraft Heinz Co.	64	1,948
Lamb Weston Holdings, Inc.	8	426
McCormick & Co., Inc.	16	1,317
Molson Coors Beverage Co. - Class B	16	974
Mondelez International, Inc. - Class A	104	7,056
Monster Beverage Corp.(a)	56	3,277
PepsiCo, Inc.	126	18,892
Philip Morris International, Inc.	136	21,587
Tyson Foods, Inc. - Class A	24	1,532
		108,100
Health Care Equipment & Services - 3.7%
Abbott Laboratories	153	20,296
Align Technology, Inc.(a)	8	1,271
Baxter International, Inc.	40	1,369
Becton Dickinson & Co.	24	5,497
Boston Scientific Corp.(a)	112	11,299
Cardinal Health, Inc.	16	2,204
Cencora, Inc.	16	4,449
Centene Corp.(a)	40	2,428
Cigna Group	24	7,896
CVS Health Corp.	104	7,046
DaVita, Inc.(a)	8	1,224
DENTSPLY SIRONA, Inc.	16	239
Dexcom, Inc.(a)	32	2,185
Edwards Lifesciences Corp.(a)	48	3,479
Elevance Health, Inc.	16	6,959
GE HealthCare Technologies, Inc.	32	2,583
HCA Healthcare, Inc.	16	5,529
Henry Schein, Inc.(a)	8	548
Hologic, Inc.(a)	16	988
Humana, Inc.	8	2,117
IDEXX Laboratories, Inc.(a)	8	3,360
Insulet Corp.(a)	8	2,101
Intuitive Surgical, Inc.(a)	26	12,877
Labcorp Holdings, Inc.	8	1,862
McKesson Corp.	8	5,384
Medtronic PLC	104	9,345
Molina Healthcare, Inc.(a)	8	2,635

	Shares	Value
Quest Diagnostics, Inc.	8	$1,354
ResMed, Inc.	8	1,791
Solventum Corp.(a)	8	608
STERIS PLC	8	1,813
Stryker Corp.	24	8,934
UnitedHealth Group, Inc.	81	42,424
Universal Health Services, Inc. - Class B	8	1,503
Zimmer Biomet Holdings, Inc.	16	1,811
		187,408
Household & Personal Products - 1.0%
Church & Dwight Co., Inc.	16	1,762
Clorox Co.	8	1,178
Colgate-Palmolive Co.	64	5,997
Estee Lauder Cos., Inc. - Class A	16	1,056
Kenvue, Inc.	136	3,261
Kimberly-Clark Corp.	24	3,413
Procter & Gamble Co.	207	35,277
		51,944
Insurance - 1.8%
Aflac, Inc.	40	4,448
Allstate Corp.	24	4,970
American International Group, Inc.	56	4,869
Aon PLC - Class A	16	6,385
Arch Capital Group Ltd.	32	3,078
Arthur J Gallagher & Co.	16	5,524
Assurant, Inc.	8	1,678
Brown & Brown, Inc.	16	1,990
Chubb Ltd.	32	9,664
Cincinnati Financial Corp.	16	2,363
Globe Life, Inc.	8	1,054
Hartford Financial Services Group, Inc.	24	2,969
Loews Corp.	16	1,471
Marsh & McLennan Cos., Inc.	40	9,761
MetLife, Inc.	48	3,854
Principal Financial Group, Inc.	16	1,350
Progressive Corp.	48	13,584
Prudential Financial, Inc.	32	3,574
Travelers Cos., Inc.	16	4,231
W R Berkley Corp.	24	1,708
Willis Towers Watson PLC	8	2,704
		91,229
Materials - 1.6%
Air Products and Chemicals, Inc.	16	4,719
Albemarle Corp.	8	576
Amcor PLC	112	1,086
Avery Dennison Corp.	8	1,424
Ball Corp.	24	1,250
Celanese Corp.	8	454
CF Industries Holdings, Inc.	16	1,250
Corteva, Inc.	56	3,524
Dow, Inc.	56	1,956
DuPont de Nemours, Inc.	32	2,390
Eastman Chemical Co.	8	705

The accompanying notes are an integral part of these consolidated financial statements.

3

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Ecolab, Inc.	24	$6,085
FMC Corp.	8	338
Freeport-McMoRan, Inc.	112	4,240
International Flavors & Fragrances, Inc.	24	1,863
International Paper Co.	24	1,280
Linde PLC	46	21,419
LyondellBasell Industries NV - Class A	24	1,690
Martin Marietta Materials, Inc.	8	3,825
Mosaic Co.	24	648
Newmont Corp.	88	4,249
Nucor Corp.	16	1,925
Packaging Corp. of America	8	1,584
PPG Industries, Inc.	16	1,750
Sherwin-Williams Co.	16	5,587
Smurfit WestRock PLC	24	1,081
Steel Dynamics, Inc.	16	2,001
Vulcan Materials Co.	8	1,866
		80,765
Media & Entertainment - 6.8%
Alphabet, Inc. - Class A	514	79,485
Alphabet, Inc. - Class C	434	67,804
Charter Communications, Inc. - Class A(a)	8	2,948
Comcast Corp. - Class A	320	11,808
Electronic Arts, Inc.	16	2,312
Fox Corp. - Class A	16	906
Fox Corp. - Class B	8	422
Interpublic Group of Cos., Inc.	32	869
Live Nation Entertainment, Inc.(a)	8	1,045
Match Group, Inc.	24	749
Meta Platforms, Inc. - Class A	193	111,237
Netflix, Inc.(a)	38	35,436
News Corp. - Class A	32	871
News Corp. - Class B	8	243
Omnicom Group, Inc.	16	1,327
Paramount Global - Class B	40	478
Take-Two Interactive Software, Inc.(a)	16	3,316
Walt Disney Co.	161	15,891
Warner Bros Discovery, Inc.(a)	176	1,888
		339,035
Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
AbbVie, Inc.	153	32,057
Agilent Technologies, Inc.	24	2,808
Amgen, Inc.	40	12,462
Biogen, Inc.(a)	8	1,095
Bio-Techne Corp.	16	938
Bristol-Myers Squibb Co.	160	9,758
Charles River Laboratories International, Inc.(a)	8	1,204
Danaher Corp.	48	9,840
Eli Lilly & Co.	65	53,684

	Shares	Value
Gilead Sciences, Inc.	96	$10,757
GRAIL, Inc.(a)	1	26
Illumina, Inc.(a)	16	1,269
Incyte Corp.(a)	16	969
IQVIA Holdings, Inc.(a)	16	2,821
Johnson & Johnson	216	35,821
Merck & Co., Inc.	225	20,196
Moderna, Inc.(a)	24	680
Pfizer, Inc.	448	11,352
Regeneron Pharmaceuticals, Inc.	8	5,074
Revvity, Inc.	8	846
Thermo Fisher Scientific, Inc.	34	16,918
Vertex Pharmaceuticals, Inc.(a)	24	11,636
Viatris, Inc.	96	836
Waters Corp.(a)	8	2,949
West Pharmaceutical Services, Inc.	8	1,791
Zoetis, Inc.	40	6,586
		254,373
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	24	3,139
CoStar Group, Inc.(a)	32	2,535
		5,674
Semiconductors & Semiconductor Equipment - 8.1%
Advanced Micro Devices, Inc.(a)	144	14,795
Analog Devices, Inc.	40	8,067
Applied Materials, Inc.	64	9,288
Broadcom, Inc.	370	61,949
Enphase Energy, Inc.(a)	8	496
First Solar, Inc.(a)	8	1,011
Intel Corp.	336	7,631
KLA Corp.	8	5,438
Lam Research Corp.	80	5,816
Microchip Technology, Inc.	40	1,936
Micron Technology, Inc.	88	7,646
NVIDIA Corp.	2,254	244,289
NXP Semiconductors NV	24	4,561
ON Semiconductor Corp.(a)	32	1,302
Qorvo, Inc.(a)	8	579
QUALCOMM, Inc.	98	15,054
Skyworks Solutions, Inc.	16	1,034
Teradyne, Inc.	16	1,322
Texas Instruments, Inc.	81	14,556
		406,770
Software & Services - 8.4%
Accenture PLC - Class A	55	17,162
Adobe, Inc.(a)	38	14,574
Akamai Technologies, Inc.(a)	8	644
ANSYS, Inc.(a)	8	2,532
Autodesk, Inc.(a)	16	4,189
Cadence Design Systems, Inc.(a)	24	6,104
Cognizant Technology Solutions Corp. - Class A	40	3,060

The accompanying notes are an integral part of these consolidated financial statements.

4

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software & Services - (Continued)
EPAM Systems, Inc.(a)	8	$1,351
Fortinet, Inc.(a)	48	4,620
Gartner, Inc.(a)	8	3,358
Gen Digital, Inc.	48	1,274
International Business Machines Corp.	81	20,141
Intuit, Inc.	26	15,964
Microsoft Corp.	655	245,880
Oracle Corp.	144	20,133
Palantir Technologies, Inc. - Class A(a)	22	1,857
Palo Alto Networks, Inc.(a)	48	8,191
PTC, Inc.(a)	8	1,240
Roper Technologies, Inc.	8	4,717
Salesforce, Inc.	89	23,884
ServiceNow, Inc.(a)	17	13,534
Synopsys, Inc.(a)	16	6,862
VeriSign, Inc.(a)	8	2,031
		423,302
Technology Hardware & Equipment - 7.0%
Amphenol Corp. - Class A	96	6,297
Apple, Inc.	1,295	287,658
Arista Networks, Inc.(a)	64	4,959
CDW Corp.	8	1,282
Cisco Systems, Inc.	359	22,154
Corning, Inc.	64	2,930
F5, Inc.(a)	8	2,130
Hewlett Packard Enterprise Co.	104	1,605
HP, Inc.	72	1,994
Jabil, Inc.	8	1,089
Juniper Networks, Inc.	24	869
Keysight Technologies, Inc.(a)	16	2,396
Motorola Solutions, Inc.	16	7,005
NetApp, Inc.	16	1,405
Sandisk Corp./DE(a)	8	381
Seagate Technology Holdings PLC	16	1,359
TE Connectivity PLC	24	3,392
Trimble, Inc.(a)	16	1,050
Western Digital Corp.(a)	24	970
Zebra Technologies Corp. - Class A(a)	8	2,260
		353,185
Telecommunication Services - 0.9%
AT&T, Inc.	639	18,071
T-Mobile US, Inc.	40	10,668
Verizon Communications, Inc.	377	17,101
		45,840
Transportation - 1.1%
American Airlines Group, Inc.(a)	48	506
CH Robinson Worldwide, Inc.	8	819
CSX Corp.	160	4,709

	Shares	Value
Delta Air Lines, Inc.	48	$2,093
Expeditors International of Washington, Inc.	8	962
FedEx Corp.	16	3,900
JB Hunt Transport Services, Inc.	8	1,184
Norfolk Southern Corp.	16	3,790
Old Dominion Freight Line, Inc.	16	2,647
Southwest Airlines Co.	48	1,612
Uber Technologies, Inc.(a)	160	11,658
Union Pacific Corp.	48	11,340
United Airlines Holdings, Inc.(a)	24	1,657
United Parcel Service, Inc. - Class B	56	6,159
		53,036
Utilities - 1.8%
AES Corp.	56	696
Alliant Energy Corp.	24	1,544
Ameren Corp.	24	2,410
American Electric Power Co., Inc.	40	4,371
American Water Works Co., Inc.	16	2,360
Atmos Energy Corp.	8	1,237
CenterPoint Energy, Inc.	48	1,739
CMS Energy Corp.	24	1,803
Consolidated Edison, Inc.	24	2,654
Constellation Energy Corp.	24	4,839
Dominion Energy, Inc.	64	3,588
DTE Energy Co.	16	2,212
Duke Energy Corp.	64	7,806
Edison International	32	1,885
Entergy Corp.	32	2,736
Evergy, Inc.	16	1,103
Eversource Energy	24	1,491
Exelon Corp.	80	3,686
FirstEnergy Corp.	40	1,617
NextEra Energy, Inc.	160	11,342
NiSource, Inc.	32	1,283
NRG Energy, Inc.	16	1,527
PG&E Corp.	168	2,886
Pinnacle West Capital Corp.	8	762
PPL Corp.	56	2,022
Public Service Enterprise Group, Inc.	40	3,292
Sempra	48	3,425
Southern Co.	88	8,092
WEC Energy Group, Inc.	24	2,616
Xcel Energy, Inc.	40	2,832
		89,856
TOTAL COMMON STOCKS (Cost $3,780,176)		3,852,290

The accompanying notes are an integral part of these consolidated financial statements.

5

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.	16	$1,480
American Tower Corp.	40	8,704
AvalonBay Communities, Inc.	8	1,717
Boston Properties, Inc.	8	537
Camden Property Trust	8	978
Crown Castle, Inc.	32	3,335
Digital Realty Trust, Inc.	24	3,439
Equinix, Inc.	8	6,523
Equity Residential	24	1,718
Essex Property Trust, Inc.	8	2,453
Extra Space Storage, Inc.	16	2,376
Federal Realty Investment Trust	8	782
Healthpeak Properties, Inc.	40	809
Host Hotels & Resorts, Inc.	56	796
Invitation Homes, Inc.	48	1,673
Iron Mountain, Inc.	24	2,065
Kimco Realty Corp.	48	1,019
Mid-America Apartment Communities, Inc.	8	1,341
Millrose Properties, Inc.(a)	6	159
Prologis, Inc.	72	8,049
Public Storage	16	4,789
Realty Income Corp.	56	3,249
Regency Centers Corp.	16	1,180
SBA Communications Corp.	8	1,760
Simon Property Group, Inc.	24	3,986
UDR, Inc.	24	1,084
Ventas, Inc.	32	2,200
VICI Properties, Inc.	80	2,610
Welltower, Inc.	40	6,128
Weyerhaeuser Co.	56	1,640
		78,579
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $76,137)		78,579
TOTAL INVESTMENTS - 78.4% (Cost $3,856,313)		3,930,869
Money Market Deposit Account - 0.1%(b)		4,735
Other Assets in Excess of Liabilities - 21.5%		1,079,697
TOTAL NET ASSETS - 100.0%		$5,015,301

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”)was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.11%.

The accompanying notes are an integral part of these consolidated financial statements.

6

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
March 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Depreciation
CME Micro Bitcoin Futures	114	04/25/2025	$942,894	$(27,001)
CME Bitcoin Reference Rate (BRR)	1	04/25/2025	413,550	(31,457)
Net Unrealized Depreciation				$(58,458)

The accompanying notes are an integral part of these consolidated financial statements.

7

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

ASSETS:
Investments, at value	$3,930,869
Deposit at broker for futures contracts	1,098,660
Cash - interest bearing deposit account	4,735
Dividends and interest receivable	4,009
Cash held at broker	763
Dividend tax reclaims receivable	41
Total assets	5,039,077
LIABILITIES:
Variation margin payable	21,894
Payable to adviser (Note 3)	1,140
Payable for expense and other liabilities	742
Total liabilities	23,776
Commitments and contingencies (Note 8)	—
NET ASSETS	$5,015,301
Net Assets Consists of:
Paid-in capital	$4,970,117
Accumulated gains	45,184
Total net assets	$5,015,301
Net assets	$5,015,301
Shares issued and outstanding(a)	200,000
Net asset value per share	$25.08
Cost:
Investments, at cost	$3,856,313

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these consolidated financial statements.

8

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED STATEMENT OF OPERATIONS
For the Year Ended March 31, 2025

INVESTMENT INCOME:
Dividend income	$32,915
Less: Dividend withholding taxes	(10)
Interest income	13,598
Other income	(10)
Total investment income	46,493
EXPENSES:
Investment advisory fee (Note 3)	30,678
Legal fees	667
Trustees’ fees	25
Other expenses and fees	420
Total expenses	31,790
Net investment income	14,703
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	17,643
Futures contracts	157,835
Net realized gain	175,478
Net change in unrealized depreciation on:
Investments	(3,110)
Future contracts	(160,324)
Net change in unrealized depreciation	(163,434)
Net realized and unrealized gain	12,044
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,747

The accompanying notes are an integral part of these consolidated financial statements.

9

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Period Ended March 31, 2024(a)
OPERATIONS:
Net investment income	$14,703	$1,296
Net realized gain	175,478	31,161
Net change in unrealized depreciation	(163,434)	179,525
Net increase in net assets from operations	26,747	211,982
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(190,936)	(589)
Total distributions to shareholders	(190,936)	(589)
CAPITAL TRANSACTIONS:
Subscriptions	3,925,597	1,042,500
Net increase in net assets from capital transactions	3,925,597	1,042,500
Net increase in net assets	3,761,408	1,253,893
NET ASSETS:
Beginning of the year	1,253,893	—
End of the year	$5,015,301	$1,253,893
SHARES TRANSACTIONS
Subscriptions	150,000	50,000
Total increase (decrease) in shares outstanding	150,000	50,000

(a)	Inception date of the Fund was December 28, 2023.
The accompanying notes are an integral part of these consolidated financial statements.

10

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

	Year Ended March 31, 2025	Period Ended March 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.08	$20.85
INVESTMENT OPERATIONS:
Net investment income(b)	0.12	0.03
Net realized and unrealized gain on investments	1.68	4.21
Total from investment operations	1.80	4.24
LESS DISTRIBUTIONS FROM:
Net investment income	(1.40)	(0.01)
Net realized gains	(0.40)	—
Total distributions	(1.80)	(0.01)
Net asset value, end of period	$25.08	$25.08
Market value total return	7.46%	—%
Total return(c)	7.36%	20.34%(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,015	$1,254
Ratio of expenses to average net assets	0.98%(f)	0.95%(g)(e)
Ratio of net investment income (loss) to average net assets	0.46%(f)	0.45%(g)(e)
Portfolio turnover rate(h)	9%	28%(d)

(a)	Inception date of the Fund was December 28, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Includes expenses of 0.03% not covered by the Fund's Unitary Fee agreement.
(g)	Includes tax-related expenses of less than 0.01% not covered by the Funds’ Unitary Fee agreement.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these consolidated financial statements.

11

ONEFUND TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2025
1. ORGANIZATION
The CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF is a separate series of ONEFUND Trust, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust currently has two series, one of which is covered by this report. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 28, 2023. CYBER HORNET ETFs, LLC (formerly ONEFUND, LLC) (the “Adviser”) serves as the investment adviser to the Fund.
The Fund’s investment objective is to replicate, before fees and expenses, the total return of the S&P 500® and S&P CME Bitcoin Futures Index 75/25 Blend Index (the “Index”), an Index by Standard & Poor’s.
The consolidated financial statements include the accounts of ONEFUND International Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in derivative or Bitcoin- related instruments consistent with the Fund’s objectives and policies. As of March 31, 2025, the Subsidiary’s net assets were $1,078,369, which represented 21.5% of the Fund’s net assets.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Investment Transactions – Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.
Investment Income – Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.
Expenses – The Fund bears expenses incurred specifically for the Fund as well as general Trust expenses that are allocated between the Fund and a separate series of the Trust. See Note 3 for further information on the Fund’s unitary fee arrangement.
Investment Valuation – The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Futures contracts are valued at the settlement price on the exchange. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the Fund’s investment adviser, as the Valuation Designee appointed by the Board of Trustees (the “Board”), in accordance with procedures approved by the Board. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of March 31, 2025, there were no securities that were internally fair valued.

12

ONEFUND TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2025(Continued)
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.
Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the fiscal year ended March 31, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,852,290	$—	$—	$3,852,290
Real Estate Investment Trusts	78,579	—	—	78,579
Total Investments	$3,930,869	$—	$—	$3,930,869
Other Financial Instruments*:
Futures Contracts	$(58,458)	$—	$—	$(58,458)
Total Other Financial Instruments	$(58,458)	$—	$—	$(58,458)

*	Other financial instruments are derivatives, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
Refer to the Consolidated Schedule of Investments for further disaggregation of the investment categories on the instrument.

13

ONEFUND TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2025(Continued)
The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.
Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.
Derivative Transactions – The Fund engaged in derivatives for speculative purposes during the year ended March 31, 2025. The use of derivatives included futures contracts.
Futures contracts – The Fund purchases and sells futures contracts and held futures contracts during the year ended March 31, 2025. The Fund generally deposits cash (also known as “margin”) with a Futures Commission Merchant (“FCM”) for its open positions in futures contracts. The margin requirements or position limits may be based on the notional exposure (i.e., the total dollar value of exposure the Fund has to the asset that underlies the futures contract) of the futures contracts or the number of futures contracts purchased. The FCM, in turn, generally transfers such deposits to the clearing house to protect the clearing house against non-payment by the Fund. “Variation Margin” is the amount of cash that each party agrees to pay to or receive from the other to reflect the daily fluctuation in the value of the futures contract. The clearing house becomes substituted for each counterparty to a futures contract and, in effect, guarantees performance. In addition, the FCM may require the Fund to deposit additional collateral in excess of the clearing house’s requirements for the FCM’s own protection. Margin requirements for CME Bitcoin Futures are substantially higher than margin requirements for many other types of futures contracts.
The average notional amount of futures contracts during the fiscal year ended March 31, 2025, was $861,189 for long contracts.
The tables below reflect the values of derivatives assets and liabilities as reflected in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations.
Consolidated Statements of Assets and Liabilities Location

Risk Exposure		Fair Value
Futures
Commodity Contracts	Deposits at broker for future contracts*	($58,458)

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Futures Contracts.
Consolidated Statements of Operations Location
Amount of Realized Gain on Derivatives Transactions

Futures Contracts
Commodity Contracts	Net realized gain from futures contracts	$157,835

Change in Unrealized Depreciation on Derivatives Transactions

Futures Contracts
Commodity Contracts	Net change in unrealized depreciation on futures contracts	($160,324)

Distributions to Shareholders – Dividends from net investment income will be declared and paid at least quarterly. Distributions of net realized gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Federal Income Taxes – As of and during the fiscal year ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations

14

ONEFUND TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2025(Continued)
which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ended March 31, 2025. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Consolidated Statement of Operations when incurred.
The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.
Recently Issued Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s). The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS
Investment Advisory Agreement – The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.95% of the average daily net assets of the Fund. An officer of the Trust is also an officer of the Adviser.
The Subsidiary is subject to an Advisory Agreement between the Subsidiary and the Adviser, which specifies an an investment advisory fee, computed daily and payable monthly, of 0.95% of the average daily net assets of the Subsidiary. In the Fund’s computation of the investment advisory fee, the net assets of the Subsidiary are waived from the computation and the investment advisory fee of the Subsidiary is consolidated with the investment advisory fee of the Fund.
The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services. The Adviser and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.
Under the Advisory Agreement, the Adviser has agreed to pay the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any; costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, if any; brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including

15

ONEFUND TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2025(Continued)
proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of disinterested Trustees and fees of independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
The Adviser has contractually agreed to extend the Advisory Agreement annually. The Advisory Agreement may be terminated immediately by vote of the shareholders of the Fund, or upon 60 days’ notice by the Board or the Adviser. All organizational and offering costs for the Fund were borne by the Adviser and are not subject to reimbursement.
Administration Services – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The Administrator receives a monthly fee which is paid by the adviser out of the unitary fee.
Compliance Services – Prior to March 13, 2025, PINE Advisor Solutions (“PINE”) provided a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between PINE and the Trust. Under the terms of such agreement, PINE was entitled to receive fees from the Trust but, pursuant to the unitary fee arrangement between the Adviser and the Fund, such fees are paid by the Adviser.
Effective March 13, 2025, Gryphon Fund Group (“Gryphon”), provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between Gryphon and the Trust. Under the terms of such agreement Gryphon is entitled to receive fees from the Trust but, pursuant to the unitary fee arrangement between the Adviser and the Fund, such fees are paid by the Adviser.
Distributor – The Fund has entered into a Distribution Agreement with ACA Foreside (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement.
4. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the fiscal year ended March 31, 2025.

	Cost of Investments Purchased	Proceeds from Investments Sold
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF
Broker	$404,009	$209,836
In-kind transfer	2,864,001	—
	$3,268,010	$209,836

5. TAX BASIS INFORMATION
Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

16

ONEFUND TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2025(Continued)
The tax character of distributions paid during the fiscal year ended March 31, 2025 and the period ended March 31, 2024, were as follows:

	Ordinary Income
	March 31, 2025	March 31, 2024
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	$190,757	$ —

Long-Term Capital Gains
	March 31, 2025	March 31, 2024
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	$ 179	$ —

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2025.
As of March 31, 2025, the components of accumulated earnings/(losses) for income tax purposes were as follows:

Tax cost of investments	$3,858,353
Unrealized appreciation	341,807
Unrealized depreciation	(269,291)
Net unrealized appreciation	72,516
Undistributed ordinary income	—
Undistributed long-term gains	—
Distributable earnings	—
Other accumulated gains (losses)	(27,332)
Total accumulated gains	$45,184

The difference between book basis and tax basis cost and unrealized gain (loss) is primarily attributed to wash sales.
As of March 31, 2025, the Fund deferred $27,332 of Post-October Losses. There were no ordinary late year losses.
As of March 31, 2025, the Fund had no capital loss carryovers available for federal income tax purposes.
U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial reportingand tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2025, the following table shows the reclassifications made:

Accumulated Earnings	Paid-in-Capital
$(2,029)	$2,029

6. CREATION AND REDEMPTION TRANSACTIONS
Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund on any day the Nasdaq Stock Market (“NASDAQ”) is open for business like any publicly traded security. The Fund’s shares are listed on the Nasdaq Stock Market exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

17

ONEFUND TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2025(Continued)
7. COMMITMENTS AND CONTINGENCIES
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.
8. SUBSEQUENT EVENTS
Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

18

ONEFUND TRUST
Report of Independent Registered Public Accounting Firm
To the Shareholders of CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF and
Board of Trustees of ONEFUND Trust
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedules of investments and futures contracts, of CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF (the “Fund”), a series of ONEFUND Trust, as of March 31, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets and the consolidated financial highlights for the year then ended and for the period December 28, 2023 (commencement of operations) through March 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for the year then ended and for the period December 28, 2023 through March 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies within the Trust since 2006.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
May 30, 2025

19

ONEFUND TRUST
ADDITIONAL INFORMATION
March 31, 2025 (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended March 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

CYBER HORNET S&P 500 and Bitcoin 75/25 Strategy ETF	17.95%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2025 was as follows:

CYBER HORNET S&P 500 and Bitcoin 75/25 Strategy ETF	17.31%

20

ONEFUND TRUST
ADDITIONAL INFORMATION
March 31, 2025 (Unaudited)(Continued)
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contract.
The Board of Trustees, including all of the Independent Trustees, held a meeting on March 13, 2025 to consider the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between CYBER HORNET ETFs, LLC (formerly ONEFUND, LLC) (the “Adviser”) and ONEFUND Trust (the “Trust”), on behalf of the CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF (the “Fund”) and the Subsidiary Management Agreement between the Advisor and ONEFUND International Ltd. (the “Subsidiary Agreement”).
In considering the continuance of the Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the approval of the Advisory Agreement. In advance of the meeting, the Independent Trustees requested, received and reviewed a substantial amount of information provided by the Adviser in response to inquiries from independent legal counsel to the Independent Trustees related to the Adviser and the terms of the Advisory Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also discussed the Advisory Agreement with their independent legal counsel.
In considering the continuance of the Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those described below. The determinations made with respect to the approval of the Advisory Agreement were based on each Trustee’s business judgment after consideration of all information presented to the Board. In its deliberations, the Board did not identify any single item that was paramount or controlling and individual Trustees may have attributed different weights to various factors. The Trustees considered all information available to them. The summary set forth below highlights a number of the key factors considered by the Board.
Nature, Extent, and Quality of Services. The Board examined the nature, extent, and quality of the services to be provided by the Adviser to the Fund. The Board reviewed the information presented in the Adviser’s memorandum, including a copy of the Adviser’s current Form ADV and information regarding the Adviser’s organizational structure and the personnel who would service the Fund. The Board considered the responsibilities of the Adviser under the Advisory Agreement. The Board also considered that the Trust’s President, Treasurer and Secretary is an employee of the Adviser and serves the Trust without additional compensation.
The Board also evaluated the investment management experience of the Adviser. The Board discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience and background of all key personnel on its management team, including the portfolio management team. The Board thus considered the Adviser’s capabilities and concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, and extent of the management services to be provided by the Adviser to the Fund are satisfactory and adequate.
Performance. The Board noted that, the Fund delivered a return of +39% for calendar year 2024 with assets of $5.3 million.
Fees and Expenses. The Board considered the advisory fee and the total expenses to be paid by the Fund. The Board reviewed a report provided by the Adviser showing the advisory fees and net expense ratios of a group of funds that the Adviser deemed comparable to the Fund. The Board evaluated the Fund’s advisory fee of 0.95% of the Fund’s average daily net assets and net expense ratio in light of the comparative information with respect to fees paid by similar funds, noting that the Fund’s advisory fee and net expense ratio were below the average advisory fee and average net

21

ONEFUND TRUST
ADDITIONAL INFORMATION
March 31, 2025 (Unaudited)(Continued)
expense ratio paid by similar funds. Based on these considerations and other factors, the Board concluded that the advisory fee to be charged by the Adviser was fair and reasonable for the services to be provided under the Advisory Agreement.
Profitability. The Board considered the Adviser’s estimated profitability for the years ending December 31, 2025, 2026, and 2027 attributable to its management of the Fund, and considered information pertaining to the Adviser’s financial condition and commitment to the operation of the Fund. The Board noted that the Adviser does not expect to accrue a profit in 2025. The Board considered the Adviser’s liquidity, capital resources and proposed financings. The Board concluded that based on the services to be provided and the projected asset growth of the Fund, the profits from the Adviser’s relationship with the Fund were not excessive and not unreasonable to the Fund.
Economies of Scale. The Board considered that the Adviser will not begin to realize economies of scale until the Fund achieves significant growth in assets. The Board will continue to consider whether economies of scale exist in the future as Fund assets grow.
Fall-out Benefits. The Board noted that the Adviser does not anticipate receiving any material fallout benefits from its relationship with the Fund at this stage.
Subsidiary Agreement. The Board applied the same analysis to the Subsidiary Agreement, and the wholly owned Cayman Island subsidiary of the Fund, as summarized above.
Conclusion. Based on their consideration of all materials and information presented, the Board, including all of the Independent Trustees, concluded (without any single factor being identified as determinative) that: the quality of services to be provided by the Adviser is acceptable; the profit, if any, to be realized by the Adviser in connection with its management of the Fund is not unreasonable to the Fund; any economies of scale or other incidental benefits accruing to the Adviser were not material; the fees and expenses associated with the Fund are reasonable; and the approval of the continuance of the Advisory Agreement and the Subsidiary Agreement are in the best interests of the Fund.

22

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ONEFUND TRUST

By (Signature and Title)*	/s/ Michael Willis
Michael Willis, President & Treasurer
Principal Executive Officer and Principal Financial Officer

Date	6/9/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Willis
Michael Willis, President & Treasurer
Principal Executive Officer and Principal Financial Officer

* Print the name and title of each signing officer under his or her signature.